Reorganization and Fresh Start Accounting - Reorganization Adjustments, Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Feb. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Reorganization, Chapter 11 [Line Items]
Other assets	$ 46,882	$ 70,420	$ 84,584	$ 128,467
Accounts payable	106,429	81,949	95,159	108,208
Other current liabilities	35,031	33,635	49,820	171,397
Long-term debt	406,000	393,500		3,779,499
Deferred income taxes	13,568	21,525	9,292	68,201
Other liabilities	$ 67,025	86,743	$ 108,039	$ 260,898
Capitalization of long-term debt issuance costs
Reorganization, Chapter 11 [Line Items]
Other assets		11,100
Adjustments on deferred tax assets
Reorganization, Chapter 11 [Line Items]
Other assets		(100)
Payment of professional service fees
Reorganization, Chapter 11 [Line Items]
Accounts payable		(15,200)
Reinstatement of trade payables from liabilities subject to compromise
Reorganization, Chapter 11 [Line Items]
Accounts payable		8,000
Reorganization Adjustments
Reorganization, Chapter 11 [Line Items]
Other assets		10,983
Accounts payable		(7,266)
Other current liabilities		21,305
Long-term debt		352,054
Deferred income taxes		(17,328)
Other liabilities		4,659
Cancellation of cash-based compensation plans
Reorganization, Chapter 11 [Line Items]
Other liabilities		(100)
Reinstatement of right-of-use lease liabilities
Reorganization, Chapter 11 [Line Items]
Other liabilities		$ 4,700